Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 HKD
Debt Instrument [Line Items]
Assets pledged as collateral	$ 2,152	¥ 13,943
Short-term bank borrowings 1
Debt Instrument [Line Items]
Restricted cash		51,553	¥ 1,885
Long-term bank and other borrowings, (including current portion) 1
Debt Instrument [Line Items]
Restricted cash | HKD				HKD 1,500
Secured by the Pledged Dividend Right and the Rights to Sell or Transfer the 90% Equity Interest of Asia Cloud Investment
Debt Instrument [Line Items]
Equity interest of Asia Cloud Investment, pledged as collateral			90.00%	90.00%
Long-term bank and other borrowings, (including current portion) 4
Debt Instrument [Line Items]
Restricted cash			¥ 100,000
Computer and network equipment
Debt Instrument [Line Items]
Assets pledged as collateral	5,738	37,167	42,115
Computer and network equipment | Long-term bank and other borrowings, (including current portion) 3
Debt Instrument [Line Items]
Assets pledged as collateral		37,167	42,115
Property
Debt Instrument [Line Items]
Assets pledged as collateral	$ 3,414	22,118	22,921
Property | Long-term bank and other borrowings, (including current portion) 2
Debt Instrument [Line Items]
Assets pledged as collateral		8,175	8,623
Buildings | Short-term bank borrowings 2
Debt Instrument [Line Items]
Assets pledged as collateral		¥ 13,943	¥ 14,298